SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED
                                FUNDS/PORTFOLIOS:

                                 ---------------

Cash Account Trust:         DWS Enhanced S&P 500       DWS Lifecycle Long
   Government & Agency         Index Fund                 Range Fund
     Securities Portfolio    DWS Equity 500 Index       DWS Managed Municipal
   Money Market Portfolio      Fund                       Bond Fund
   Tax-Exempt Portfolio      DWS Equity Income Fund     DWS Massachusetts
 Cash Management Fund        DWS Equity Partners Fund     Tax-Free Fund
   Institutional             DWS Europe Equity Fund     DWS Micro Cap Fund
 Cash Reserve Fund, Inc.:    DWS Global Bond Fund       DWS Mid Cap Growth Fund
   Prime Series              DWS Global                 DWS Moderate Allocation
 Cash Reserves Fund            Opportunities Fund         Fund
   Institutional             DWS Global Thematic Fund   DWS Money Market Prime
 DWS Balanced Fund           DWS GNMA Fund                Series
 DWS Blue Chip Fund          DWS Gold & Precious        DWS Money Market Series
 DWS California Tax-Free       Metals Fund              DWS New York Tax-Free
   Income Fund               DWS Growth & Income Fund     Income Fund
 DWS Capital Growth Fund     DWS Growth Allocation      DWS RREEF Global Real
 DWS Commodity Securities      Fund                       Estate Securities Fund
   Fund                      DWS Growth Plus            DWS RREEF Real Estate
 DWS Communications Fund       Allocation Fund            Securities Fund
 DWS Conservative            DWS Health Care Fund       DWS S&P 500 Index Fund
   Allocation Fund           DWS High Income Fund       DWS Short Duration Fund
 DWS Core Fixed Income       DWS High Income Plus       DWS Short Duration Plus
   Fund                        Fund                       Fund
 DWS Core Plus Allocation    DWS High Yield Tax Free    DWS Short-Term
   Fund                        Fund                       Municipal Bond Fund
 DWS Core Plus Income Fund   DWS Inflation Protected    DWS Small Cap Core Fund
 DWS Disciplined               Plus Fund                DWS Small Cap Growth
   Long/Short Growth Fund    DWS Intermediate             Fund
 DWS Disciplined               Tax/AMT Free Fund        DWS Small Cap Value Fund
   Long/Short Value Fund     DWS International          DWS Strategic Income
 DWS Disciplined Market        Equity Fund                Fund
   Neutral Fund              DWS International Fund     DWS Technology Fund
 DWS Dreman Concentrated     DWS International          DWS U.S. Bond Index Fund
   Value Fund                  Select Equity Fund       DWS U.S. Government
 DWS Dreman High Return      DWS International Value      Securities Fund
   Equity Fund                 Opportunities Fund       DWS Value Builder Fund
 DWS Dreman Mid Cap Value    DWS Japan Equity Fund      Investors Cash Trust:
   Fund                      DWS Large Cap Value Fund     Treasury Portfolio
 DWS Dreman Small Cap        DWS Large Company          NY Tax Free Money Fund
   Value Fund                  Growth Fund              Tax-Exempt California
 DWS EAFE(R) Equity Index    DWS Latin America            Money Market Fund
   Fund                        Equity Fund
 DWS Emerging Markets
   Equity Fund
 DWS Emerging Markets
   Fixed Income Fund

--------------------------------------------------------------------------------

Effective for all purchases July 31, 2007 and after, the following information replaces similar disclosure under "Policies about transactions" in the "Policies You Should Know About" section of each fund's/portfolio's prospectuses:

Each fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer or by electronic bank transfer. Please note that a fund does not accept cash, money orders, traveler's checks, starter checks, third party checks (except checks for retirement plan asset transfers and rollovers or for Uniform Gift to Minors Act/Uniform Transfers to Minors Act accounts), checks drawn on foreign banks or checks issued by credit card companies or Internet-based companies. Thus, subject to the foregoing exceptions for certain third party checks, checks that are otherwise permissible must be drawn by the account holder on a domestic bank and must be payable to the fund.


June 12, 2007
DMF-3645

                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

Cash Account Trust:         DWS Europe Equity Fund     DWS Massachusetts
  Tax-Exempt Portfolio:     DWS Global Bond Fund          Tax-Free Fund
    - DWS Tax Free Money    DWS Global Opportunities   DWS Micro Cap Fund
      Fund Class S             Fund                    DWS Mid Cap Growth Fund
DWS Balanced Fund           DWS Global Thematic Fund   DWS Moderate Allocation
DWS Blue Chip Fund          DWS GNMA Fund                 Fund
DWS California Tax-Free     DWS Gold & Precious        DWS Money Market Prime
   Income Fund                 Metals Fund                Series:
DWS Capital Growth Fund     DWS Growth & Income Fund     DWS Cash Investment
DWS Commodity Securities    DWS Growth Allocation Fund     Trust Class S
   Fund                     DWS Growth Plus            DWS Money Market Series
DWS Conservative               Allocation Fund         DWS New York Tax-Free
   Allocation Fund          DWS Health Care Fund          Income Fund
DWS Core Fixed Income Fund  DWS High Income Plus Fund  DWS RREEF Global Real
DWS Core Plus Allocation    DWS High Yield Tax Free       Estate Securities Fund
   Fund                        Fund                    DWS RREEF Real Estate
DWS Core Plus Income Fund   DWS Inflation Protected       Securities Fund
DWS Disciplined Long/Short     Plus Fund               DWS S&P 500 Index Fund
   Growth Fund              DWS Intermediate Tax/AMT   DWS Short Duration Fund
DWS Disciplined Long/Short     Free Fund               DWS Short Duration Plus
   Value Fund               DWS International Equity      Fund
DWS Disciplined Market         Fund                    DWS Short-Term Municipal
   Neutral Fund             DWS International Fund        Bond Fund
DWS Dreman High Return      DWS International Select   DWS Small Cap Core Fund
   Equity Fund                 Equity Fund             DWS Small Cap Growth Fund
DWS Dreman Mid Cap Value    DWS International Value    DWS Small Cap Value Fund
   Fund                        Opportunities Fund      DWS Strategic Income Fund
DWS Dreman Small Cap Value  DWS Japan Equity Fund      DWS Technology Fund
   Fund                     DWS Large Cap Value Fund   DWS U.S. Government
DWS Emerging Markets        DWS Large Company Growth      Securities Fund
   Equity Fund                 Fund                    Investors Cash Trust:
DWS Emerging Markets Fixed  DWS Latin America Equity     Treasury Portfolio:
   Income Fund                 Fund                        - DWS U.S. Treasury
DWS Enhanced S&P 500 Index  DWS Lifecycle Long Range         Money Fund Class S
   Fund                        Fund
DWS Equity Income Fund      DWS Managed Municipal
DWS Equity 500 Index Fund      Bond Fund

--------------------------------------------------------------------------------

The following information supplements disclosure under "Policies about transactions" in the "Policies You Should Know About" section of each fund's/portfolio's Class S prospectus:

Because of the high cost of servicing accounts with low balances, beginning on or about September 15, 2007 (and each quarter thereafter), an account maintenance fee of $6.25 per quarter (for a $25 annual fee) will be assessed on accounts whose balances fail to meet the minimum initial investment requirement for a period of 90 days prior to the assessment date. The quarterly assessment will occur on or about the 15th of the last month in each calendar quarter. Please note that the fee will be assessed on accounts that fall below the minimum for any reason, including due to market value fluctuations, redemptions or exchanges. The account maintenance fee will apply to all shareholders of the DWS Funds except for: accounts with an automatic investment plan, accounts held in an omnibus account through a financial services firm, accounts maintained on behalf of participants in certain fee based and wrap programs offered through certain financial intermediaries approved by the Advisor, participant level accounts in group retirement plans held on the records of a retirement plan record keeper, or accounts maintained on behalf of trustees, directors, officers or employees of a fund or the Advisor and its affiliates.











               Please Retain This Supplement for Future Reference



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

June 12, 2007
DMF-3645